Stock-Based Compensation (Details) - Schedule of stock-based compensation - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 8,671	$ 3,252	$ 28,415	$ 15,172
Cost of revenue [Member] | Cost of assay services revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	291	89	633	413
Cost of revenue [Member] | Cost of product revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	7	1	14	14
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	1,732	703	10,958	4,173
Selling, general and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 6,641	$ 2,459	$ 16,810	$ 10,572